Changes Recognized in Other Comprehensive Income, Pension (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013
Pension Benefits, U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain) arising during the year	$ 36,707	$ (26,291)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	(334)	(348)
Amortization or settlement recognition of net gain (loss)	(13,222)	(16,960)
Total recognized in other comprehensive loss (income)	23,151	(43,599)
Pension Benefits, Non-U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	384
Net loss (gain) arising during the year	(2,673)	(2,197)
Effect of exchange rates on amounts included in AOCI	(137)	300
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	(19)	(48)
Amortization or settlement recognition of net gain (loss)	(2,492)	(2,966)
Total recognized in other comprehensive loss (income)	$ (4,937)	$ (4,911)